Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments [Abstract]
Disclosure of operating segments
The following tables summarize selected financial information by segment for the years ended December 31, 2019, 2018 and 2017:

	Mass-Market Vehicles
2019	North America		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€73,357		€8,461		€2,814		€20,571		€1,603		€3,009		€(1,628)	€108,187
Revenues from transactions with other segments	(20)		(12)		(52)		(105)		(11)		(1,428)		1,628		—
Revenues from third party customers		€73,337		€8,449		€2,762		€20,466		€1,592		€1,581		€—	€108,187

Net profit from continuing operations															€2,700
Tax expense															€1,321
Net financial expenses															€1,005
Adjustments:
Impairment expense and supplier obligations(1)(5)		€98	€		€			€441		€210	€			€793	€1,542
Restructuring costs, net of reversals(2)(5)		€23		€127	€			€(9)		€3	€			€10	€154
Gains on disposal of investments	€		€		€		€		€			€(15)	€		€(15)
Brazilian indirect tax - reversal of liability/recognition of credits(3)	€			€(164)	€		€		€		€		€		€(164)
Other(4)(5)		€45		€4		€(4)		€(7)		€8		€7		€72	€125
Adjusted EBIT		€6,690		€501		€(36)		€(6)		€(199)		€(173)		€(109)	€6,668

Share of profit of equity method investees	€		€			€(126)		€318	€			€15		€1	€208
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(1) Impairment expense recognized in the year ended December 31, 2019 for EMEA, Maserati and also not allocated to a specific region. Additionally, impairment expense recognized in previous quarters in North America and Maserati, as well as supplier obligations of €6 million in EMEA.
(2) Restructuring costs, mainly related to LATAM, EMEA and North America, primarily includes €76 million of write-down of Property, plant and equipment and €118 million related to the recognition of provisions for restructuring, partially offset by the reversal of previously recorded provisions, primarily €46 million in EMEA.
(3) Gains in relation to the recognition of credits for amounts paid in prior years in relation to indirect taxes in Brazil (refer to Note 15, Trade and other receivables in the Consolidated Financial Statements).
(4) Other costs, primarily relating to litigation proceedings (refer to Note 25, Guarantees granted, commitments and contingent liabilities in the Consolidated Financial Statements).
(5) During the year ended December 31, 2019 impairment charges of €1,589 million were recorded, classified within Impairment expense and supplier obligations, Restructuring costs, net of reversals and Other above. These comprised €636 million of Property, plant and equipment (refer to Note 11, Property, plant and equipment in the Consolidated Financial Statements included elsewhere in this report) and €953 million of Other intangible assets (refer to Note 10, Other intangible assets in the Consolidated Financial Statements included elsewhere in this report).

	Mass-Market Vehicles
2018	North America		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€72,384		€8,152		€2,703		€22,815		€2,663		€2,888		€(1,193)	€110,412
Revenues from transactions with other segments	(31)		(10)		(57)		(101)		(18)		(976)		1,193		—
Revenues from third party customers		€72,353		€8,142		€2,646		€22,714		€2,645		€1,912		€—	€110,412

Net profit from continuing operations															€3,330
Tax expense															€778
Net financial expenses															€1,056
Adjustments:
Charge for U.S. diesel emission matters(1)	€		€		€		€		€		€			€748	€748
Impairment expense and supplier obligations(2)		€16		€8		€11		€307	€		€			€11	€353
China inventory impairment(3)	€		€			€129	€		€		€		€		€129
Costs for recall, net of recovery - airbag inflators(4)		€114	€		€		€		€		€		€		€114
U.S. special bonus payment(5)		€109	€		€		€		€			€2	€		€111
Restructuring costs, net of reversals(6)	€			€(28)		€—		€123		€—		€8		€—	€103
Employee benefits settlement losses(7)		€92	€		€		€		€		€		€		€92
Port of Savona (Italy) fire and flood(8)	€			€—		€—		€2		€11		€30		€—	€43
(Recovery of)/costs for recall - contested with supplier(9)		€(50)	€		€		€		€		€		€		€(50)
North America capacity realignment(10)		€(60)		€—		€—		€—		€—		€—	€		€(60)
Brazil indirect tax - reversal of liability/recognition of credits(11)	€			€(54)	€		€		€			€(18)	€		€(72)
Other		€1		€—		€—		€30		€—		€12		€20	€63
Adjusted EBIT		€6,230		€359		€(296)		€406		€151		€(40)		€(72)	€6,738

Share of profit of equity method investees		€—		€—		€(67)		€284		€—		€22		€1	€240
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(1) A provision of €748 million was recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters. Refer to Note 25, Guarantees granted, commitments and contingent liabilities;
(2) Impairment expense of €297 million and supplier obligations of €56 million, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan;
(3) Impairment of inventory in connection with acceleration of new emissions standards in China and slower than expected sales. Refer to Note 14, Inventories;
(4) Accrual in relation to costs for recall campaigns related to Takata airbag inflators, net of recovery;
(5) Special bonus payment of $2,000 to approximately 60,000 employees in North America as a result of the U.S. Tax Cuts and Jobs Act;
(6) Restructuring costs primarily consisting of €123 million in EMEA, partially offset by the reversal of €28 million of previously recorded restructuring costs in LATAM;
(7) Charges arising on settlement of a portion of a supplemental retirement plan and an annuity buyout in North America. Refer to Note 19, Employee benefits liabilities;
(8) Costs in relation to the Port of Savona (Italy) flood and fire;
(9) Recovery of amounts accrued in 2016 in relation to costs for recall contested with a supplier;
(10) Reduction of costs in relation to the North America capacity realignment which were accrued in 2015;
(11) Credits recognized related to indirect taxes in Brazil.

	Mass-Market Vehicles
2017	North America		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€66,094		€8,004		€3,250		€22,700		€4,058		€3,248		€(1,624)	€105,730
Revenues from transactions with other segments	(47)		(10)		(32)		(116)		(21)		(1,398)		1,624		—
Revenues from third party customers		€66,047		€7,994		€3,218		€22,584		€4,037		€1,850		€—	€105,730

Net profit from continuing operations															€3,291
Tax expense															€2,588
Net financial expenses															€1,345
Adjustments:
Reversal of a Brazilian indirect tax liability(1)	€		€		€		€		€		€		€		€(895)
Impairment expense(2)	€			€77	€			€142	€		€		€		€219
Recall campaigns - airbag inflators(3)		€29		€73	€		€		€		€		€		€102
Restructuring costs/(reversal)(4)		€(1)		€75	€		€		€			€11		€1	€86
Deconsolidation of Venezuela(5)	€			€42	€		€		€		€		€		€42
North America capacity realignment(6)		€(38)	€		€		€		€		€		€		€(38)
Tianjin (China) port explosion, net of insurance recoveries(7)	€		€			€(68)	€		€		€		€		€(68)
Gain on disposal of investments(8)	€		€		€		€		€			€(27)		€(49)	€(76)
Other		€(1)	€			€1	€		€			€12		€1	€13
Adjusted EBIT		€5,227		€151		€172		€735		€560		€(98)		€(138)	€6,609

Share of profit of equity method investees		€—		€—		€75		€306		€—		€18		€1	€400
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Disclosure of geographical areas
Net revenues by geographical area were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Net revenues in:
North America(1)	€73,848	€73,405	€67,500
Brazil	7,423	6,452	5,982
Italy	7,259	8,815	8,407
France	3,021	3,204	3,121
Germany	2,519	2,755	2,804
China	1,753	1,974	3,562
Spain	1,200	1,397	1,306
United Kingdom	995	1,136	1,267
Argentina	861	1,384	1,791
Japan	839	718	735
Turkey	739	896	1,244
Australia	320	418	496
Other countries	7,410	7,858	7,515
Total Net revenues	€108,187	€110,412	€105,730
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2019	2018
	(€ million)
North America(1)	€40,097	€35,493
Italy	10,711	11,478
Brazil	4,064	4,125
Poland	684	937
Serbia	495	571
Other countries	1,320	1,456
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€57,371	€54,060